Retirement Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Retirement Plan	Retirement PlanWe maintain a defined contribution plan covering shoreside employees. Effective January 1, 2016, we commenced annual, non-elective contributions to the plan on behalf of all eligible participants equal to 3% of participants' eligible earnings. Remaining annual contributions to the plan are discretionary and are based on fixed percentages of participants' salaries and years of service, not to exceed certain maximums. Contribution expenses were $21.2 million, $18.9 million and $17.4 million for the years ended December 31, 2019, 2018 and 2017, respectively.